UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07655
Driehaus Mutual Funds
(Exact name of registrant as specified in charter)
25 East Erie Street
Chicago, IL 60611
(Address of principal executive offices) (Zip code)
Mary H. Weiss
Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611
(Name and address of agent for service)
Registrant’s telephone number, including area code: 312-587-3800
Date of fiscal year end: December 31
Date of reporting period: March 31, 2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Driehaus International Discovery Fund
Schedule of Investments
March 31, 2007 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES - 98.2%

EUROPE - 45.3%
Germany - 10.0%
AWD Holding AG	91,267	$4,322,012
Demag Cranes AG	178,911	11,660,679
Fuchs Petrolub AG (Pref.)	30,247	2,652,204
H&R Wasag AG	90,773	4,219,800
Hugo Boss AG (Pref.)	128,006	7,438,332
Kontron AG	286,849	4,732,344
Rhoen-Klinikum AG	99,251	5,914,569
Software AG	124,368	10,617,773
United Internet AG	677,726	13,172,649

		64,730,362

Denmark - 4.7%
Novo Nordisk AS — B	56,700	5,174,183
Sydbank AS	190,000	10,219,175
TK Development AS**	217,400	4,345,856
Topdanmark AS**	57,340	11,102,541

		30,841,755

Finland - 4.5%
KCI Konecranes OYJ	361,452	12,119,378
Ramirent OYJ	64,094	5,137,178
Wartsila Corp. OYJ — B	192,196	11,884,680

		29,141,236

Sweden - 3.8%
Alfa Laval AB	144,030	7,466,756
Hennes & Mauritz AB — B	113,550	6,537,077
Modern Times Group AB — B	177,150	10,363,432

		24,367,265

Russia - 3.7%
Vimpel-Communications - ADR	121,924	11,563,272
Wimm-Bill-Dann Foods - ADR	154,819	12,363,845

		23,927,117

Spain - 3.4%
Grifols SA**	225,286	3,617,384
Grupo Catalana Occidente, SA	92,320	3,995,736
Inditex, SA	182,143	11,321,436
Mecalux, SA	66,452	3,275,597

		22,210,153

United Kingdom - 2.9%
Michael Page International PLC	1,048,239	11,046,144
The Weir Group PLC	635,416	7,608,685

		18,654,829

Greece - 2.6%
Jumbo SA	180,366	5,585,012
Piraeus Bank SA	329,333	11,438,381

		17,023,393

Austria - 2.3%
Andritz AG	39,346	9,870,270
Raiffeisen International Bank Holding AG	35,911	5,055,239

		14,925,509

Norway - 1.7%
Aker Kvaerner ASA	482,550	10,876,289

Netherlands - 1.6%
Arcadis NV	64,296	4,122,695
Draka Holding NV**	84,464	3,075,767
Koninklijke Boskalis Westminster NV — CVA	32,357	3,220,183

		10,418,645

Luxembourg - 1.5%
Millicom International Cellular SA**	121,932	9,554,592

Belgium - 1.2%
Colruyt SA	35,122	8,037,443

Poland - 0.8%
TVN SA**	559,983	5,091,634

Kazakhstan - 0.6%
Halyk Savings Bank of Kazakhstan — GDR Reg S**	154,460	3,707,040

Total EUROPE		293,507,262

FAR EAST - 41.6%
Japan - 19.0%
Fujimi, Inc.	132,600	4,129,684
Goldcrest Co., Ltd.	94,320	5,186,639
Intelligence, Ltd.	3,452	10,047,828
Kansai Urban Banking Corp.	730,000	2,917,770
Kawasaki Kisen Kaisha, Ltd.	1,071,000	10,161,049
Kenedix, Inc.	1,900	9,706,382
Matsuda Sangyo Co., Ltd.	257,800	6,508,444
Mimasu Semiconductor Industry Co. Ltd.	148,700	3,167,320
Nihon Kohden Corp.	113,700	2,653,386
Nintendo Co., Ltd.	33,400	9,707,654
Nishi-Nippon City Bank, Ltd.	1,629,000	7,229,863
Shimadzu Corp.	1,099,700	9,528,120
Star Micronics Co., Ltd.	300,000	6,479,124
Suruga Bank, Ltd.	723,300	9,427,943
Taiheiyo Cement Corp.	2,520,000	11,141,548
Tokuyama Corp.	266,000	4,650,034
Toshiba Plant Systems & Services Corp.	614,019	4,663,501
Urban Corp.	391,500	5,750,904

		123,057,193

Singapore - 7.6%
Capitaland, Ltd.	2,217,000	11,690,340
CapitaRetail China Trust - REIT**	4,383,000	9,013,585
Cosco Corp., Ltd.	6,078,809	11,499,312
Keppel Corp., Ltd.	413,000	5,172,198
Sino-Environment Technology Group, Ltd.**	2,267,000	5,199,987
United Test and Assembly Center, Ltd.**	11,370,793	6,820,302

		49,395,724

Australia - 5.5%
Incitec Pivot, Ltd.	234,200	9,379,827
Jubilee Mines NL	467,848	6,631,955
Paladin Resources, Ltd.**	1,302,274	10,252,221
WorleyParsons, Ltd.	417,657	9,390,983

		35,654,986

China - 3.4%
Dongfang Electrical Machinery Co., Ltd. — H	826,500	3,437,800
Hunan Non-Ferrous Metal Corp., Ltd. — H**	7,511,000	4,989,069
Parkson Retail Group, Ltd.	1,639,500	10,701,286

Driehaus International Discovery Fund
Schedule of Investments
March 31, 2007 (unaudited)

	Number
	of	Market
	Shares	Value

Suntech Power Holdings Co., Ltd. — ADR**	89,200	$3,087,212

		22,215,367

India - 2.1%
Dr. Reddy’s Laboratories, Ltd. — ADR	597,533	9,835,393
Orchid Chemicals & Pharmaceuticals, Ltd.**	555,889	3,350,170

		13,185,563

Taiwan - 1.5%
Simplo Technology Co., Ltd.	1,902,000	9,857,156

Malaysia - 1.4%
Resorts World BHD	1,738,800	8,649,996

Indonesia - 1.1%
PT Bumi Resources Tbk	49,769,000	7,254,002

Total FAR EAST		269,269,987

NORTH AMERICA - 6.8%
Canada - 5.2%
Hudbay Minerals, Inc.**	183,168	3,227,057
Major Drilling Group International, Inc.**	108,590	2,954,363
Rogers Communications, Inc. — B	365,449	11,962,163
Sherritt International Corp.	337,640	4,866,461
SXR Uranium One, Inc.**	754,906	10,409,791

		33,419,835

Mexico - 1.6%
America Movil SA de CV - L — ADR	221,896	10,604,410

Total NORTH AMERICA		44,024,245

SOUTH AMERICA - 2.7%
Brazil - 2.7%
Dufry South America, Ltd. - BDR**	371,600	6,563,376
Net Servicos de Comunicacao SA (Pref.)**	839,000	11,316,706

		17,880,082

Total SOUTH AMERICA		17,880,082

AFRICA - 1.8%
South Africa - 1.8%
First Uranium Corp.**	1,219,271	11,564,329

Total AFRICA		11,564,329

Total EQUITY SECURITIES (Cost $521,317,480)		636,245,905

TOTAL INVESTMENTS (COST $521,317,480)	98.2%	$636,245,905
Other Assets in Excess of Liabilities	1.8%	11,595,391

Net Assets	100.0%	$647,841,296

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$526,263,787

Gross Appreciation	$113,088,679
Gross Depreciation	(3,106,561)

Net Appreciation	$109,982,118

**	Non-income producing security
ADR — American Depository Receipt
BDR — Bearer Depository Receipts
GDR — Global Depository Receipt
CVA — Commanditaire Vennootschap op Andelen (Limited
     Partnership, with Shares)
REIT — Real Estate Investment Trust

Driehaus Emerging Markets Growth Fund
Schedule of Investments
March 31, 2007 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES - 92.6%

FAR EAST - 45.8%
South Korea - 13.4%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	282,650	$10,380,057
Dong-A Pharmaceutical Co., Ltd.	90,351	7,010,654
Hyundai Engineering & Construction Co., Ltd.**	73,199	3,944,716
Jusung Engineering Co., Ltd.**	743,031	8,845,607
Korea Zinc Co., Ltd.	67,214	7,180,067
MegaStudy Co., Ltd.	56,418	9,894,739
NHN Corp.	87,661	12,858,437
Osstem Implant Co., Ltd.**	90,435	4,325,654
Samsung Electronics Co., Ltd.	18,115	10,840,503
Shinhan Financial Group Co., Ltd.	304,068	17,452,883
Shinsegae Co., Ltd.	18,702	10,734,566

		103,467,883

Taiwan - 10.9%
China Steel Corp.	7,061,000	7,958,881
Delta Electronics, Inc.	3,366,650	10,885,760
Gemtek Technology Corp.	4,964,000	12,300,496
MediaTek Inc.	806,000	9,255,409
Opto Tech Corp.**	10,365,000	8,519,521
Shin Kong Financial Holding Co., Ltd.	8,545,755	7,579,412
Taiwan Chi Cheng Enterprise Co., Ltd.	2,132,000	7,634,534
U-Ming Marine Transport Corp.	7,560,000	12,564,970
Yageo Corp.**	19,093,000	7,789,058

		84,488,041

China - 9.9%
Bank of China Ltd. — H**	7,605,000	3,786,197
Beijing Jingkelong Supermarket Chain Group Co., Ltd. — H	3,985,000	3,860,811
China Mengniu Dairy Co., Ltd.	2,147,000	6,141,352
Comba Telecom Systems Holdings, Ltd.	16,866,000	6,259,858
Dalian Port (PDA) Co., Ltd. - H	9,856,000	5,159,153
Focus Media Holding, Ltd. - ADR**	145,153	11,388,704
Hopson Development Holdings, Ltd.	750,000	1,883,279
Hunan Non-Ferrous Metal Corp., Ltd. — H**	15,190,000	10,089,729
Lee & Man Paper Manufacturing, Ltd.	2,680,000	6,352,288
Trina Solar Ltd. — ADR**	157,000	6,920,560
Zijin Mining Group Co., Ltd.	15,609,500	9,089,809
ZTE Corp. — H	1,148,000	5,392,155

		76,323,895

Malaysia - 3.7%
IGB Corp. BHD	5,273,100	3,828,049
Maxis Communications BHD	1,948,500	6,706,334
Public Bank BHD	2,088,900	5,437,484
Resorts World BHD	2,299,700	11,440,301
UEM Builders BHD	2,926,800	1,405,203

		28,817,371

Indonesia - 2.8%
PT Bakrie Telecom Tbk**	275,503,000	8,755,712
PT Bumi Resources Tbk	90,023,000	13,121,160

		21,876,872

Thailand - 2.2%
Aromatics Public Co., Ltd.- NVDR	7,772,600	9,546,467
BEC World Public Co., Ltd. - NVDR	11,511,200	7,167,785

		16,714,252

Philippines - 1.8%
Ayala Land, Inc.	17,298,900	5,915,686
PNOC Energy Development Corp.	61,843,000	7,818,493

		13,734,179

Singapore - 0.8%
United Test and Assembly
Center, Ltd.**	10,211,000	6,124,648

India - 0.3%
Orchid Chemicals & Pharmaceuticals Ltd.**	398,434	2,401,237

Total FAR EAST		353,948,378

SOUTH AMERICA - 14.6%
Brazil - 11.7%
All America Latina Logistica SA	778,100	9,384,937
Aracruz Celulose SA — ADR	139,410	7,314,843
Cyrela Brazil Realty SA	929,940	8,575,867
Dufry South America, Ltd. - BDR**	433,300	7,653,151
Empresa Brasileira de Aeronautica S.A. — ADR	81,900	3,755,934
Gerdau SA — ADR	154,600	2,802,898
Localiza Rent-a-Car SA	178,080	5,447,072
Lupatech SA	404,300	7,123,278
Medial Saude SA**	74,800	947,571
Net Servicos de Comunicacao SA (Pref.)**	1,342,106	18,102,764
OdontoPrev SA	132,400	2,647,614
Petroleo Brasileiro SA - ADR	172,400	17,155,524

		90,911,453

Argentina - 1.9%
Banco Macro SA — ADR	183,600	6,231,384
IRSA Inversiones y Representaciones S.A. - GDR**	427,100	8,170,423

		14,401,807

Chile - 1.0%
La Polar SA	938,254	4,972,494
Sonda SA	2,356,574	2,978,240

		7,950,734

Total SOUTH AMERICA		113,263,994

EUROPE - 14.4%
Russia - 7.9%
Golden Telecom, Inc. — ADR	127,842	7,079,890

Driehaus Emerging Markets Growth Fund
Schedule of Investments
March 31, 2007 (unaudited)

	Number
	of	Market
	Shares	Value

Mechel — ADR	318,763	$10,598,870
NovaTek OAO — GDR	239,102	13,867,916
Sberbank RF	2,373	8,459,745
Unified Energy System — GDR	84,095	11,457,944
X5 Retail Group NV - GDR**	348,745	9,660,236

		61,124,601

Turkey - 1.6%
Turk Hava Yollari Anonim Ortakligi**	949,613	4,775,353
Turkiye Sinai Kalkinma Bankasi AS**	3,646,401	7,491,887

		12,267,240

United Kingdom - 1.3%
Imperial Energy Corp. PLC**	100,850	2,982,811
Tullow Oil PLC	958,368	6,878,892

		9,861,703

Greece - 1.2%
Coca-Cola Hellenic Bottling Co. SA	232,947	9,802,202

Poland - 0.9%
TVN SA**	765,757	6,962,630

Austria - 0.9%
Raiffeisen International Bank Holding AG	48,414	6,815,302

Israel - 0.6%
Alvarion Ltd.**	590,400	4,752,720

Total EUROPE		111,586,398

NORTH AMERICA - 9.7%
Mexico - 6.8%
America Movil SA de CV - L — ADR	354,845	16,958,043
Fomento Economico Mexicano SA de CV - ADR	81,700	9,018,863
Grupo Aeroportuario del Pacifico SA de CV — ADR	315,700	13,575,100
Grupo FAMSA SA — A**	212,000	1,167,087
Urbi Desarrollos Urbanos SA de CV**	2,928,678	12,119,857

		52,838,950

Canada - 2.9%
Addax Petroleum Corp.	280,265	8,860,695
Pan American Silver Corp.**	198,557	5,873,297
SXR Uranium One, Inc.**	537,202	7,407,758

		22,141,750

Total NORTH AMERICA		74,980,700

AFRICA - 6.5%
South Africa - 6.5%
Foschini, Ltd.	917,631	8,740,548
MTN Group, Ltd.	859,156	11,665,431
Murray & Roberts Holdings, Ltd.	835,664	6,446,172
Nedbank Group, Ltd.	709,303	13,786,163
Sasol, Ltd.	288,109	9,612,900

		50,251,214

Total AFRICA		50,251,214

MIDDLE EAST - 1.6%
Egypt - 1.6%
Orascom Telecom Holding SAE — GDR	181,616	12,349,888

Total MIDDLE EAST		12,349,888

Total EQUITY SECURITIES (Cost $545,317,301)		716,380,572

EQUITY CERTIFICATES - 3.0%

FAR EAST - 3.0%
India - 3.0%
Jaiprakash Associates, Ltd.†	596,995	7,454,856
Orchid Chemicals & Pharmaceuticals Ltd.†	719,050	4,364,490
Reliance Communications Ltd.†**	1,204,008	11,677,312

Total EQUITY CERTIFICATES (Cost $19,103,103)		23,496,658

TOTAL INVESTMENTS (COST $564,420,404)	95.6%	$739,877,230
Other Assets in Excess of Liabilities	4.4%	33,836,070

Net Assets	100.0%	$773,713,300

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$574,590,742

Gross Appreciation	$170,127,933
Gross Depreciation	(4,841,445)

Net Appreciation	$165,286,488

**	Non-income producing security

†	Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At March 31, 2007, the value of these restricted securities amounted to $23,496,658 or 3.0% of net assets.
Additional information on the restricted security is as follows:

	Acquisition	Acquisition
Security	Date(s)	Cost

Jaiprakash Associates, Ltd.	08/05/05 to 08/10/06	$4,394,371
Orchid Chemicals & Pharmaceuticals Ltd	02/05/07 to 02/12/07	$4,030,818
Reliance Communications Ltd	10/17/06 to 02/22/07	$10,677,913
ADR — American Depository Receipt
BDR — Bearer Depository Receipts
GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Driehaus Mutual Funds

By (Signature and Title)*	/s/ Richard H. Driehaus
Richard H. Driehaus, President
(principal executive officer)
Date May 17, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard H. Driehaus
Richard H. Driehaus, President
(principal executive officer)
Date May 17, 2007

By (Signature and Title)*	/s/ Michelle L. Cahoon
Michelle L. Cahoon, Vice President and Treasurer
(principal financial officer)
Date May 17, 2007

*	Print the name and title of each signing officer under his or her signature.